VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Preferred Stocks—2.1%
Chile—1.3%
Embotelladora Andina S.A., 3.830%	153,408	$763
Colombia—0.8%
Grupo Cibest S.A.	25,837	511
Total Preferred Stocks (Identified Cost $763)		1,274

Common Stocks—94.2%
Australia—1.5%
Deterra Royalties Ltd.	135,107	440
NRW Holdings Ltd.	70,000	361
Ventia Services Group Pty Ltd.	27,199	116
		917

Austria—0.6%
BAWAG Group AG	1,692	339
Belgium—0.8%
Proximus SADP	22,531	151
Viohalco S.A.	14,338	314
		465

Bermuda—0.7%
Aegon Ltd.	36,179	308
Odfjell Drilling Ltd.	16,322	138
		446

Brazil—1.5%
Cia de Saneamento de Minas Gerais Copasa MG	46,100	533
Cury Construtora e Incorporadora S.A.	51,800	353
		886

Canada—6.8%
Air Canada(1)	42,964	749
Aritzia, Inc.(1)	1,677	185
Centerra Gold, Inc.	46,098	731
Chemtrade Logistics Income Fund	24,989	276
Finning International, Inc.	6,511	460
iA Financial Corp., Inc.	5,004	691
Open Text Corp.	15,557	344
SSR Mining, Inc.(1)	18,244	516
Tamarack Valley Energy Ltd.	24,891	217
		4,169

Cayman Islands—2.5%
Consun Pharmaceutical Group Ltd.	165,000	265
SITC International Holdings Co., Ltd.	319,000	1,276
		1,541

China—2.3%
Shaanxi Coal Industry Co., Ltd. Class A	69,000	207
Tianshan Aluminum Group Co., Ltd. Class A	131,100	207
Western Mining Co., Ltd. Class A	66,200	265
	Shares	Value

China—continued
Zhejiang NHU Co., Ltd. Class A	179,200	$750
		1,429

Denmark—0.4%
Alm. Brand A/S	104,560	259
Germany—1.4%
IONOS Group SE(1)	26,692	831
Greece—3.0%
Hellenic Telecommunications Organization S.A.	20,161	447
HELLENiQ ENERGY Holdings S.A.	68,855	869
National Bank of Greece S.A.	31,480	543
		1,859

Hungary—1.1%
Magyar Telekom Telecommunications plc ADR	76,913	655
India—3.7%
Chambal Fertilisers & Chemicals Ltd.	80,880	400
Chennai Petroleum Corp., Ltd.	21,023	257
GE Vernova T&D India Ltd.	5,640	295
National Aluminium Co., Ltd.	293,672	1,053
WAAREE Energies Ltd.	7,457	232
		2,237

Israel—0.8%
Camtek Ltd.(1)	1,467	239
Phoenix Financial Ltd.	4,699	260
		499

Italy—3.2%
A2A SpA	183,777	475
Banca Mediolanum SpA	50,930	1,267
Italgas SpA	19,676	228
		1,970

Japan—20.6%
77 Bank Ltd. (The)	30,600	624
CCI Group, Inc.	29,900	188
Citizen Watch Co., Ltd.	18,200	271
Daiwa Securities Group, Inc.	34,500	338
Hanwa Co., Ltd.	60,200	627
Idemitsu Kosan Co., Ltd.	83,300	614
Japan Petroleum Exploration Co., Ltd.	26,800	264
JTEKT Corp.	67,800	830
Kanamoto Co., Ltd.	18,600	607
Kanematsu Corp.	29,600	375
Koa Corp.	58,600	1,044
K’s Holdings Corp.	14,900	175
Kumagai Gumi Co., Ltd.	77,800	684
Muninova Holdings, Inc.	179,800	484
Osaka Organic Chemical Industry Ltd.	11,200	410
Raito Kogyo Co., Ltd.	10,500	263
Seiko Group Corp.	10,300	511
Shimizu Corp.	27,600	433
Starts Corp., Inc.	10,100	282
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Japan—continued
Systena Corp.	221,700	$540
Tera Probe, Inc.	3,000	248
Tochigi Bank Ltd. (The)	34,000	194
Toyobo Co., Ltd.	103,400	1,015
Toyoda Gosei Co. Ltd.	8,000	252
TV Asahi Holdings Corp.	12,200	236
Uchida Yoko Co., Ltd.	30,600	374
Ushio, Inc.	25,400	701
		12,584

Malaysia—0.4%
ViTrox Corp. Bhd	118,500	225
Netherlands—0.9%
ABN AMRO Bank N.V. CVA GDR	8,030	341
Van Lanschot Kempen N.V.	2,708	206
		547

Norway—0.8%
Storebrand ASA	26,851	504
Panama—0.7%
Bladex, Inc. Class E	6,804	418
Puerto Rico—0.6%
Popular, Inc.	2,192	360
Singapore—1.6%
First Resources Ltd.	162,600	391
Yangzijiang Shipbuilding Holdings Ltd.	217,800	576
		967

South Africa—3.5%
AVI Ltd.	104,078	639
Nedbank Group Ltd.	14,564	240
Resilient REIT Ltd.	75,028	382
Santam Ltd.	10,989	258
Telkom S.A. SOC Ltd.	50,268	172
Tiger Brands Ltd.	25,333	458
		2,149

South Korea—4.4%
BH Co., Ltd.	16,239	223
GS Retail Co., Ltd.	37,661	571
Hana Materials, Inc.	3,482	142
HD Hyundai Co., Ltd.	1,940	250
Korea Electric Terminal Co., Ltd.	4,746	213
NH Investment & Securities Co., Ltd.	8,830	167
Seoul Semiconductor Co., Ltd.(1)	33,297	239
Shinsegae, Inc.	410	200
TES Co., Ltd.	5,108	686
		2,691

Spain—2.1%
Bankinter S.A.	53,207	890
	Shares	Value

Spain—continued
Logista Integral S.A.	9,779	$377
		1,267

Sweden—2.6%
Ambea AB	21,688	334
Clas Ohlson AB Class B	16,822	743
Hoist Finance AB	8,764	162
NCC AB Class B	18,780	369
		1,608

Switzerland—0.7%
Temenos AG Registered Shares	4,827	395
Taiwan—10.6%
Asia Vital Components Co., Ltd.	6,000	475
ASPEED Technology, Inc.	1,000	518
Brillian Network & Automation Integrated System Co., Ltd.	15,000	203
Global Mixed Mode Technology, Inc.	25,000	246
Nanya Technology Corp.(1)	26,000	369
Novatek Microelectronics Corp.	42,000	705
Posiflex Technology, Inc.	41,000	236
President Securities Corp.	109,000	171
Synnex Technology International Corp.	453,000	1,295
Topco Scientific Co., Ltd.	64,000	1,103
United Integrated Services Co., Ltd.	6,000	249
Visco Vision, Inc.	30,000	185
Winbond Electronics Corp.	39,000	254
WPG Holdings Ltd.	71,000	238
WT Microelectronics Co., Ltd.	33,000	222
		6,469

Thailand—0.8%
Amata Corp. PCL Foreign Shares	642,400	517
Turkey—0.9%
Dogu Aras Enerji Yatirimlari AS	96,820	241
TAB Gida Sanayi Ve Ticaret AS	29,917	145
Yapi ve Kredi Bankasi AS(1)	201,500	173
		559

United Arab Emirates—0.5%
Parkin Co. PJSC	207,703	331
United Kingdom—10.8%
4imprint Group plc	5,037	246
Ashtead Technology Holdings plc	35,768	197
Central Asia Metals plc	149,516	263
Diploma plc	3,375	319
Drax Group plc	110,304	1,110
Endeavour Mining plc	3,757	188
IG Group Holdings plc	7,947	192
Investec plc	31,118	248
Keller Group plc	23,725	835
Lion Finance Group plc	6,704	1,007
Mears Group plc	109,861	595
MONY Group plc	90,267	222
Morgan Sindall Group plc	4,846	316
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

United Kingdom—continued
Polar Capital Holdings plc	18,303	$216
Softcat plc	26,604	646
		6,600

United States—1.4%
Cirrus Logic, Inc.(1)	1,680	249
Knowles Corp.(1)	9,714	403
Southern Copper Corp.	1,119	195
		847

Total Common Stocks (Identified Cost $44,104)		57,540

Total Long-Term Investments—96.3% (Identified Cost $44,867)		58,814

	Shares%
Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%)(2)	525,616	526
Total Short-Term Investment (Identified Cost $526)		526

TOTAL INVESTMENTS—97.2% (Identified Cost $45,393)		$59,340
Other assets and liabilities, net—2.8%		1,698
NET ASSETS—100.0%		$61,038

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	21%
United Kingdom	11
Taiwan	11
Canada	7
South Korea	4
India	4
South Africa	4
Other	38
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Preferred Stocks	$1,274	$1,274	$—
Common Stocks	57,540	57,269	271
Money Market Mutual Fund	526	526	—
Total Investments	$59,340	$59,069	$271
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.